Summary of Significant Accounting Policies - Property and Equipment (Details)	Sep. 30, 2024	Dec. 31, 2023
Maximum
Property and Equipment
Useful life	5 years
Minimum
Property and Equipment
Useful life	3 years
Consoles
Property and Equipment
Useful life	3 years	5 years